Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000213874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 12,018.93	$ 15,181.32	$ 16,217.09	$ 20,167.45	$ 27,802.12	$ 22,814.6	$ 24,934.91	$ 33,930.98	$ 39,026.64	$ 50,366
C000006153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,927.71	14,905.08	15,770.08	19,404.29	26,444.63	21,481.12	23,232.63	31,289.18	35,862.21	46,120.44
C000006151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,363.6	14,315.98	15,234.83	18,883.11	25,940.32	21,244.18	23,145.63	31,411.85	36,002.8	46,356
C000006154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,018.93	15,181.32	16,217.09	20,131.31	27,765.99	22,767.7	24,886.91	33,838.22	38,874.26	50,159.73
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,748	13,462	13,929	15,675	22,363	21,757	22,290	28,533	32,451	41,812
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	$ 10,000		$ 12,027	$ 14,555	$ 15,340	$ 19,367	$ 27,100	$ 25,405	$ 27,831	$ 37,183	$ 43,735	$ 56,267